Warrants (Tables)	9 Months Ended	12 Months Ended
	Oct. 31, 2023	Jan. 31, 2023
Warrants
Schedule of Stock Warrants Outstanding

Stock warrants outstanding at October 31, 2023 are as follows:

	Number of warrants	Weighted average exercise price per share
Outstanding, January 31, 2023	2,256,070	$1.08
Issued	11,998,743	0.04
Expired	-	-
Exercised	-	-
Outstanding, October 31, 2023	14,254,813	$0.21

Exercisable, October 31, 2023	13,747,281	$0.14

	Number of warrants	Weighted average exercise price per share

Outstanding, January 31, 2021	400,166	2.155
Issued	1,770,051	0.522
Expired	-	-
Exercised	(6,000)	2.100
Outstanding, January 31, 2022	2,164,217	1.177
Issued	91,853	0.20
Expired	-	-
Exercised	-	-
Outstanding, January 31, 2023	2,256,070	1.08

Exercisable, January 31, 2023	1,748,538	0.82